Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended				12 Months Ended	1 Months Ended									12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 AUD	Mar. 31, 2011 USD ($)	Mar. 31, 2011 AUD	Sep. 14, 2012 Restricted Stock Units Performance Vesting [Member]	Jun. 30, 2012 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2012 Restricted Stock Units Performance Vesting [Member]	Jun. 07, 2011 Restricted Stock Units Performance Vesting [Member]	Mar. 31, 2013 Restricted Stock Units Performance Vesting [Member]	Sep. 14, 2012 Restricted stock units (market condition) [Member]	Dec. 17, 2011 Restricted stock units (market condition) [Member]	Sep. 15, 2011 Restricted stock units (market condition) [Member]	Jun. 21, 2012 Long Term Incentive Award [Member]	Jun. 21, 2012 Long Term Incentive Award [Member] Maximum [Member]	Dec. 07, 2012 Restricted stock units service vesting [Member]	Dec. 17, 2011 Restricted stock units service vesting [Member]	Dec. 07, 2011 Restricted stock units service vesting [Member]	May 30, 2011 Restricted stock units service vesting [Member]	Mar. 31, 2013 2001 Equity Incentive Plan [Member]	Mar. 31, 2012 2001 Equity Incentive Plan [Member]	Aug. 31, 2007 Long-Term Incentive Plan [Member]	Nov. 30, 2006 Long-Term Incentive Plan [Member]	Mar. 31, 2013 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 10.8		$ 11.1		$ 11.3
Compensation expense related to equity-based awards	7.0		7.8		9.1
Compensation expense related to liability-classified awards	3.8		3.3		2.2
Unrecognized compensation cost related to stock-based compensation cost	11.3
Estimated weighted average amortisation, period of recognition	1 year 6 months	1 year 6 months
Issue of shares authorised																					45,077,100
Percentage of options exercised after first year																					25.00%
Percentage of options exercised after second year																					25.00%
Percentage of options exercised after third year																					50.00%
Unexercised option expiration year																					10 years				10 years
Unexercised options expiration days																					90 days
Restricted stock units granted	1,415,605	1,415,605	1,303,209	1,303,209								432,654		954,705			265,988		281,556		265,988	285,358
Restricted stock units outstanding	4,004,368	4,004,368	3,677,511	3,677,511	5,112,095	5,112,095															579,432				3,424,936
LTI units granted							450,336		266,627	63,146					501,556	1,083,021									7,265,992
Granted options																							1,016,000	1,132,000
Options outstanding																									1,677,102
Intrinsic value of stock options exercised		7.2		2.0		0.6
Tax benefits from stock options exercised	$ 3.5				$ 0.4
Closing stock price		10.01
Restricted stock units vested	846,415	846,415	2,527,601	2,527,601				592,442					385,288	760,037			240,645	316,283	81,619	925,024
Restricted stock unit deferred vesting period							3 years				2 years
Scorecard LTI - cash settled units granted under the terms of LTIP	506,627	506,627	716,536	716,536